INCOME TAX (BENEFIT)/EXPENSE (Details Narrative)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%
Preferential tax rate	12.50%	12.50%
Dividend withholding tax rate	10.00%	5.00%
Hong Kong [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	16.50%